CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Loans	$ 1,802,968,000	$ 1,645,736,000	$ 1,478,765,000
Money market investments	89,823,000	111,288,000	51,495,000
Investment securities	368,002,000	264,824,000	195,684,000
Total interest income	2,260,793,000	2,021,848,000	1,725,944,000
Interest expense:
Deposits	304,858,000	204,265,000	141,864,000
Short-term borrowings	6,100,000	7,210,000	5,724,000
Long-term debt	58,141,000	75,496,000	76,392,000
Total interest expense	369,099,000	286,971,000	223,980,000
Net interest income	1,891,694,000	1,734,877,000	1,501,964,000
Provision for loan losses	165,779,000	228,072,000	325,424,000
Net interest income after provision for loan losses	1,725,915,000	1,506,805,000	1,176,540,000
Mortgage banking activities	32,093,000	52,802,000	25,496,000
Net (loss) gain on sale of debt securities	(20,000)	0	83,000
Other-than-temporary impairment losses on debt securities	0	0	(8,299,000)
Net gain (loss), including impairment on equity securities	2,506,000	(2,081,000)	251,000
Net profit (loss) on trading account debt securities	994,000	(208,000)	(817,000)
Net gain (loss) on sale of loans, including valuation adjustments on loans held-for-sale	0	33,000	(420,000)
Indemnity reserves on loans sold expense	(343,000)	(12,959,000)	(22,377,000)
FDIC loss-share expense	0	94,725,000	(10,066,000)
Other operating income	88,514,000	111,485,000	64,340,000
Total non-interest income	569,883,000	652,494,000	419,167,000
Operating expenses:
Personnel costs	590,625,000	562,988,000	476,762,000
Net occupancy expenses	96,339,000	88,329,000	89,194,000
Equipment expenses	84,215,000	71,788,000	65,142,000
Other taxes	51,653,000	46,284,000	43,382,000
Professional fees	384,411,000	349,844,000	292,488,000
Communications	23,450,000	23,107,000	22,466,000
Business promotion	75,372,000	65,918,000	58,445,000
FDIC deposit insurance	18,179,000	27,757,000	26,392,000
Loss on early extinguishment of debt	0	12,522,000	0
Other real estate owned (O R E O) expenses	4,298,000	23,338,000	48,540,000
Other operating expenses	139,570,000	140,361,000	125,007,000
Amortization of intangibles	9,370,000	9,326,000	9,378,000
Total operating expenses	1,477,482,000	1,421,562,000	1,257,196,000
Income before income tax	818,316,000	737,737,000	338,511,000
Income tax expense	147,181,000	119,579,000	230,830,000
Net Income	671,135,000	618,158,000	107,681,000
Net Income Applicable to Common Stock	$ 667,412,000	$ 614,435,000	$ 103,958,000
Net Income per Common Share - Basic	$ 6.89	$ 6.07	$ 1.02
Net Income per Common Share - Diluted	$ 6.88	$ 6.06	$ 1.02
Service charges on deposit accounts
Interest expense:
Revenue from contract with customer	$ 160,933,000	$ 150,677,000	$ 153,709,000
Other services
Interest expense:
Revenue from contract with customer	285,206,000	258,020,000	217,267,000
Non-covered loans
Interest expense:
Provision for loan losses	165,779,000	226,342,000	319,682,000
Covered loans
Interest expense:
Provision for loan losses	$ 0	$ 1,730,000	$ 5,742,000